Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2024	May 31, 2014	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000023273
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index	The Fairholme Fund
C000082377
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	The Fairholme Focused Income Fund
S&P 500 Index
Account Value [Line Items]
Account Value	$ 33,028	$ 10,000	$ 25,766	$ 25,034	$ 25,109	$ 17,895	$ 15,859	$ 15,281	$ 13,359	$ 11,372	$ 11,181
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,329	$ 10,000	$ 11,183	$ 11,428	$ 12,452	$ 12,502	$ 11,426	$ 10,739	$ 10,779	$ 10,612	$ 10,303